financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (8)	$ (4)
Other comprehensive income sensitivity to increase in risk variable		(3)
Comprehensive income sensitivity to increase in risk variable	(8)	(7)
Net income sensitivity to decrease in risk variable	8	4
Other comprehensive income sensitivity to decrease in risk variable		4
Comprehensive income sensitivity to decrease in risk variable	$ 8	$ 8
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ (34)
Comprehensive income sensitivity to increase in risk variable	(34)
Net income sensitivity to decrease in risk variable	34
Comprehensive income sensitivity to decrease in risk variable	$ 34
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ 25
Comprehensive income sensitivity to increase in risk variable	25
Net income sensitivity to decrease in risk variable	(25)
Comprehensive income sensitivity to decrease in risk variable	$ (25)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (6)	$ 1
Other comprehensive income sensitivity to increase in risk variable	19	(33)
Comprehensive income sensitivity to increase in risk variable	13	(32)
Net income sensitivity to decrease in risk variable	6	(1)
Other comprehensive income sensitivity to decrease in risk variable	(19)	33
Comprehensive income sensitivity to decrease in risk variable	(13)	32
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(8)	(4)
Other comprehensive income sensitivity to increase in risk variable	76	90
Comprehensive income sensitivity to increase in risk variable	68	86
Net income sensitivity to decrease in risk variable	8	4
Other comprehensive income sensitivity to decrease in risk variable	(79)	(94)
Comprehensive income sensitivity to decrease in risk variable	$ (71)	$ (90)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 16	$ 11
Other comprehensive income sensitivity to increase in risk variable	(60)	(67)
Comprehensive income sensitivity to increase in risk variable	(44)	(56)
Net income sensitivity to decrease in risk variable	(16)	(11)
Other comprehensive income sensitivity to decrease in risk variable	60	67
Comprehensive income sensitivity to decrease in risk variable	44	56
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(76)	(93)
Comprehensive income sensitivity to increase in risk variable	(76)	(93)
Other comprehensive income sensitivity to decrease in risk variable	79	98
Comprehensive income sensitivity to decrease in risk variable	$ 79	$ 98